Post-employment benefit obligations (Schedule of Movements in Fair Value of Plan Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Assets, beginning of year	$ 20,626
Assets, end of year	22,780	$ 20,626
Plan Assets [Member]
Disclosure of net defined benefit liability (asset) [line items]
Assets, beginning of year	20,626	19,382
Return on assets	534	625
Actuarial gain	1,482	1,385
Employer contributions	1,307	345
Benefits paid	(1,169)	(1,111)
Assets, end of year	$ 22,780	$ 20,626